Leases (Schedule of Future Minimum Lease Payments for Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 186,715	[1]
Operating Leases, Future Minimum Payments, Due in Two Years	158,039	[1]
Operating Leases, Future Minimum Payments, Due in Three Years	119,403	[1]
Operating Leases, Future Minimum Payments, Due in Four Years	89,049	[1]
Operating Leases, Future Minimum Payments, Due in Five Years	61,675	[1]
Operating Leases, Future Minimum Payments, Due Thereafter	153,763	[1]
Operating Leases, Future Minimum Payments Due, Total	768,644	[1]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	9,289
Capital Leases, Future Minimum Payments Due in Two Years	7,428
Capital Leases, Future Minimum Payments Due in Three Years	6,060
Capital Leases, Future Minimum Payments Due in Four Years	5,663
Capital Leases, Future Minimum Payments Due in Five Years	5,533
Capital Leases, Future Minimum Payments Due Thereafter	46,949
Capital Leases, Future Minimum Payments Due, Total	80,922
Capital Leases, Future Minimum Payments, Interest Included in Payments	(34,856)
Capital Lease Obligations, Total	46,066
Capital Lease Obligations, Current	(5,439)
Capital Lease Obligations, Noncurrent	$ 40,627

[1]	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $16.8 million.